Expense Example {- Fidelity Magellan K6 Fund} - 03.31 Fidelity Magellan K6 Fund PRO -03 - Fidelity Magellan K6 Fund - Fidelity Magellan K6 Fund	May 29, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567